Investments accounted for using the equity method - Summary of Principal Transactions and Balances with Related Parties (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Oct. 31, 2024
EUROAPI
Disclosure of transactions between related parties [line items]
Subordinate hybrid bond, related party transactions				€ 200
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Sales	€ 31	€ 29
Royalties and other income	142	63
Purchases of goods and services (including research expenses)	548	€ 371
Accounts receivable and other receivables	430		€ 588
Other assets	84		143
Other liabilities	379		710
Associates and joint ventures | EUROAPI
Disclosure of transactions between related parties [line items]
Other assets	€ 84		€ 143